Investments in affiliates	12 Months Ended
Dec. 31, 2021
Investments in affiliates
Investments in affiliates

9 Investments in affiliates

Investments in affiliates are accounted for using the equity method of accounting.

	December 31,
	2021	2020

Zhejiang Tianlan Environmental Protection Technology Co. Ltd.
Interest held	19.4%	19.4%

	US$’000	US$’000

Long-term investment, at cost, less impairment	5,540	5,540
Share of undistributed profits	2,537	2,544

	8,077	8,084

Far East is holding 19.4% (2020: 19.4%) equity interests in Blue Sky, a company incorporated in the PRC, with total cost of investment of US$5,540,000. Blue Sky provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

Blue Sky has listed its shares on the New Third Board in the PRC since November 17, 2015 and suspended trading from August 15, 2017 and resumed trading on February 2, 2018 and suspended trading from November 24, 2020 and resumed trading on January 6, 2021.

The Group’s interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process and exercise significant influence.

A summary of the financial information of the affiliate, Blue Sky, is set forth below:

	December 31,
	2021	2020
Balance Sheet:	US$’000	US$’000

Current assets	42,510	44,918

Non-current assets	15,172	15,258

Total assets	57,682	60,176

Total liabilities	(27,376)	(30,889)

Total shareholders’ equity	30,306	29,287

	Year ended December 31,
	2021	2020
Operating results:	US$’000	US$’000

Net sales	51,280	43,933

Operating income	1,997	2,214

Net income	2,105	1,946